AlphaCentric Prime Meridian Income Fund
(the “Fund”)

April 19, 2022

The information in this Supplement amends certain information contained in the Fund’s current Statement of Additional Information (“SAI”) dated February 1, 2022.

______________________________________________________________________________

The Board of Trustees of the Fund has elected Rocco DiBenedetto as Treasurer of the Fund effective April 18, 2022. Also effective April 18, 2022, George Amrhein resigned his position as Treasurer of the Fund, but remains President of the Fund. Accordingly, the table under the section of the Fund’s SAI entitled “Trustees and Officers” is amended to revise the information regarding Mr. Amrhein and add the following information regarding Mr. DiBenedetto.

Name, Address, Year of Birth	Position(s) Held with Fund	Term and Length Served	Principal Occupation(s) During Past 5 Years
George Amrhein Year of Birth: 1951	President	Since 2018	Formerly, Treasurer of the Fund, January 2022—April 2022; AlphaCentric Advisors, LLC: Head of Business Development, 2014-2016; Director of Investment, 2017-2019; and NFA Liaison since 2019. Catalyst Capital Advisors LLC: Head of Business Development, 2013-2016; Director of Risk Management, 2015-2017; and Director of Investment, Risk and Compliance since 2017. Rational Advisors, Inc.: Head of Business Development, 2016; Director of Risk Management, 2016-2017; and Director of Investment, Risk and Compliance since 2017. Beacon Advisors LLC: President since 1996.

Name, Address, Year of Birth	Position(s) Held with Fund	Term and Length Served	Principal Occupation(s) During Past 5 Years
Rocco DiBenedetto 2121 N. California Blvd, Suite 830 Walnut Creek, CA 94596 Year of Birth: 1987	Treasurer	Since April 2022	Director of Accounting, Prime Meridian Capital Management, LLC since 2019; Designated Managing Broker and Founder, Realtysaber since 2018; Assistant Vice President, Opus Fund Services, 2015-2019; Treasurer, Champion Creek Community Association Director 2017 – 2018.

* * *

You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-910-0412, or by writing to the Fund at c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Please retain this Supplement for future reference.